CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 06, 2012	Jun. 30, 2011	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Loss on extinguishment of debt			$ 207,803		$ 207,803
Convertible preferred stock, currently in default			137,500		137,500		$ 137,500	$ 137,500
Interest expense			97,436	36,169	214,375	$ 493,166	529,474	543,381
Convertible Preferred Stock [Member]
Share issued, Shares		360,000
Shares issued, Amount		$ 360,000
Conversion price per share	$ 0.10475	$ 1.25
Preferred Stock dividend rate		25.00%
Accrued dividends	$ 312,500	$ 195,851	333,351		333,351		281,789	213,039
Preferred stock and accrued dividends converted into common stock	2,983,293
Loss on extinguishment of debt	$ 75,328
Warrant issued		360,000
Common stock exercise price per share		$ 0.60
Convertible preferred stock, currently in default			137,500		137,500		137,500
Interest expense			$ 36,118	$ 36,169	$ 153,055	$ 493,166	$ 213,875	$ 543,381